Horizon Equity Premium Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.3%
General Electric Co.	2,527	$864,891
L3Harris Technologies, Inc.	724	263,927
Lockheed Martin Corp.	1,096	721,256
Northrop Grumman Corp.	529	383,197
RTX Corp.	5,880	1,191,405
		3,424,676

Air Freight & Logistics - 0.6%
FedEx Corp.	876	339,012
United Parcel Service, Inc. - Class B	4,590	532,256
		871,268

Automobiles - 1.4%
Ford Motor Co.	30,030	423,123
General Motors Co.	5,416	426,293
Tesla, Inc. (a)	3,152	1,268,712
		2,118,128

Banks - 5.7%
Bank of America Corp.	32,784	1,633,627
Citigroup, Inc.	9,179	1,011,434
JPMorgan Chase & Co. (b)	11,909	3,576,273
PNC Financial Services Group, Inc.	1,884	400,067
Truist Financial Corp.	6,557	323,326
US Bancorp	7,772	424,817
Wells Fargo & Co.	15,436	1,257,262
		8,626,806

Beverages - 1.7%
Coca-Cola Co.	17,905	1,460,332
Constellation Brands, Inc. - Class A	479	75,615
Keurig Dr Pepper, Inc.	3,762	113,913
PepsiCo, Inc.	5,712	969,555
		2,619,415

Biotechnology - 2.9%
AbbVie, Inc.	9,371	2,174,822
Amgen, Inc.	2,464	956,426
Gilead Sciences, Inc.	6,717	1,000,497
Regeneron Pharmaceuticals, Inc.	116	90,674
Vertex Pharmaceuticals, Inc. (a)	323	160,476
		4,382,895

Broadline Retail - 2.4%
Amazon.com, Inc. (a)(b)	17,460	3,666,600

Building Products - 0.5%
Carrier Global Corp.	2,552	164,349
Johnson Controls International PLC	2,590	373,737
Trane Technologies PLC	596	275,543
		813,629

Capital Goods - 0.2%
General Dynamics Corp.	1,018	363,477

Capital Markets - 3.8%
Ameriprise Financial, Inc.	268	125,992
Bank of New York Mellon Corp.	2,628	312,995
Blackrock, Inc.	605	643,254
Blackstone, Inc.	2,795	316,869
Charles Schwab Corp.	5,362	510,463
CME Group, Inc.	1,866	596,187
Goldman Sachs Group, Inc.	1,318	1,132,913
Intercontinental Exchange, Inc.	1,486	243,897
KKR & Co., Inc.	1,391	121,963
Moody's Corp.	329	157,127
Morgan Stanley	7,873	1,310,933
S&P Global, Inc.	633	279,710
		5,752,303

Chemicals - 1.2%
Air Products & Chemicals, Inc.	982	270,708
DuPont de Nemours, Inc.	1,509	75,510
Ecolab, Inc.	741	228,487
Linde PLC	1,498	761,104
LyondellBasell Industries NV - Class A	1,784	102,616
PPG Industries, Inc.	923	113,778
Sherwin-Williams Co.	605	219,367
Solstice Advanced Materials, Inc.	641	50,325
		1,821,895

Commercial Services & Supplies - 0.4%
Cintas Corp.	883	177,598
Republic Services, Inc.	846	193,734
Waste Management, Inc.	1,244	299,605
		670,937

Communications Equipment - 2.1%
Arista Networks, Inc. (a)	4,539	605,956
Cisco Systems, Inc.	25,783	2,048,717
Motorola Solutions, Inc.	1,053	507,820
		3,162,493

Consumer Finance - 0.5%
American Express Co.	1,966	607,297
Capital One Financial Corp.	1,023	200,140
		807,437

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	647	653,981
Kroger Co.	2,331	159,067
Sysco Corp.	1,688	153,878
Target Corp.	878	99,908
Walmart, Inc. (b)	21,928	2,805,688
		3,872,522

Electric Utilities - 0.2%
Constellation Energy Corp.	617	203,536
Edison International	1,823	136,251
		339,787

Electrical Equipment - 0.5%
Eaton Corp. PLC	1,150	432,308
Emerson Electric Co.	2,004	302,103
		734,411

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. - Class A	5,904	862,338
Corning, Inc.	8,809	1,324,698
TE Connectivity PLC	2,567	590,795
		2,777,831

Energy - 0.2%
ONEOK, Inc.	1,424	117,864
Williams Cos., Inc.	2,844	212,504
		330,368

Energy Equipment & Services - 0.1%
SLB Ltd.	2,567	131,790

Entertainment - 1.1%
Netflix, Inc. (a)	10,302	991,464
Walt Disney Co.	6,446	683,534
		1,674,998

Financial Services - 2.7%
Berkshire Hathaway, Inc. - Class B (a)	3,396	1,714,810
MasterCard, Inc. - Class A	1,794	927,875
Visa, Inc. - Class A	4,724	1,512,341
		4,155,026

Food Products - 0.4%
Archer-Daniels-Midland Co.	1,917	132,350
General Mills, Inc.	1,941	87,791
Hershey Co.	648	153,109
Kraft Heinz Co.	3,783	93,100
Mondelez International, Inc. - Class A	3,217	198,103
		664,453

Ground Transportation - 0.8%
CSX Corp.	6,046	258,104
Uber Technologies, Inc. (a)	3,424	258,238
Union Pacific Corp.	2,499	662,185
		1,178,527

Health Care Equipment & Services - 0.4%
Medtronic PLC	6,616	646,119

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	1,538	178,946
Becton Dickinson & Co.	958	169,068
Boston Scientific Corp. (a)	2,023	155,468
Intuitive Surgical, Inc. (a)	548	275,923
Stryker Corp.	1,017	394,047
		1,173,452

Health Care Providers & Services - 1.7%
Cigna Group	1,019	295,327
CVS Health Corp.	6,875	549,313
Elevance Health, Inc.	703	224,960
HCA Healthcare, Inc.	605	320,468
Humana, Inc.	315	60,020
McKesson Corp.	229	226,108
UnitedHealth Group, Inc.	3,198	937,877
		2,614,073

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. - Class A (a)	1,743	235,497
Booking Holdings, Inc.	106	449,371
Las Vegas Sands Corp.	5,466	310,031
Marriott International, Inc. - Class A	1,290	440,832
McDonald's Corp.	3,811	1,299,780
Starbucks Corp.	7,143	700,157
Yum! Brands, Inc.	1,976	332,284
		3,767,952

Household Durables - 0.5%
DR Horton, Inc.	1,512	242,510
Garmin, Ltd.	1,361	344,101
Lennar Corp. - Class A	1,391	159,075
		745,686

Household Products - 1.2%
Colgate-Palmolive Co.	1,245	123,429
Kimberly-Clark Corp.	856	95,393
Procter & Gamble Co.	9,255	1,547,436
		1,766,258

Industrial Conglomerates - 0.7%
3M Co.	2,448	404,704
Honeywell International, Inc.	2,563	624,321
		1,029,025

Insurance - 1.4%
Aflac, Inc.	1,828	206,436
Allstate Corp.	810	173,761
American International Group, Inc.	2,045	164,602
Aon PLC - Class A	405	135,866
Arthur J Gallagher & Co.	441	100,636
Chubb Ltd.	1,170	398,806
Marsh & McLennan Cos., Inc.	1,392	259,942
MetLife, Inc.	2,799	201,724
Progressive Corp.	788	168,364
Prudential Financial, Inc.	1,571	154,555
Travelers Cos., Inc.	629	194,135
		2,158,827

Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A (b)	24,488	7,634,379
Meta Platforms, Inc. - Class A (b)	5,258	3,408,130
		11,042,509

IT Services - 1.4%
Accenture PLC - Class A	2,867	598,400
International Business Machines Corp.	6,093	1,463,600
		2,062,000

Life Sciences Tools & Services - 0.3%
Danaher Corp.	591	124,488
Thermo Fisher Scientific, Inc.	668	348,102
Waters Corp. (a)	128	41,038
		513,628

Machinery - 1.9%
Caterpillar, Inc.	1,595	1,184,814
Deere & Co.	925	582,482
Illinois Tool Works, Inc.	1,183	343,815
Otis Worldwide Corp.	1,335	123,568
PACCAR, Inc.	2,811	354,439
Parker-Hannifin Corp.	356	359,268
		2,948,386

Materials - 0.6%
Freeport-McMoRan, Inc.	4,111	279,877
Newmont Goldcorp Corp.	4,355	566,150
Nucor Corp.	731	129,299
		975,326

Media - 0.6%
Comcast Corp. - Class A	25,804	798,892
Versant Media Group, Inc. (a)	1,029	34,286
		833,178

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	7,700	1,438,052
ConocoPhillips	2,796	317,234
EOG Resources, Inc.	926	114,898
Exxon Mobil Corp.	19,644	2,995,710
Marathon Petroleum Corp.	722	143,108
Occidental Petroleum Corp.	1,972	104,674
Phillips 66	871	134,421
Valero Energy Corp.	824	168,623
		5,416,720

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	11,889	741,517
Eli Lilly & Co. (b)	1,806	1,899,894
Johnson & Johnson	12,313	3,058,919
Merck & Co., Inc.	11,115	1,376,259
Pfizer, Inc.	4,227	116,876
Zoetis, Inc.	1,226	160,729
		7,354,194

Professional Services - 0.3%
Automatic Data Processing, Inc.	1,678	359,696
Paychex, Inc.	1,725	161,546
		521,242

Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices, Inc. (a)	2,753	551,178
Analog Devices, Inc.	2,665	948,180
Applied Materials, Inc.	2,771	1,031,643
Broadcom, Inc. (b)	16,165	5,165,526
KLA Corp.	572	872,043
Lam Research Corp.	5,253	1,228,624
Micron Technology, Inc.	3,739	1,541,852
NVIDIA Corp. (b)	42,828	7,588,693
Qnity Electronics, Inc.	751	95,197
QUALCOMM, Inc.	5,084	723,758
Texas Instruments, Inc.	5,272	1,118,244
		20,864,938

Software - 6.3%
Adobe, Inc. (a)	1,099	288,388
Intuit, Inc.	894	365,673
Microsoft Corp. (b)	17,389	6,829,356
Oracle Corp.	4,331	629,727
Palo Alto Networks, Inc. (a)	2,138	318,391
Roper Technologies, Inc.	630	220,330
Salesforce, Inc.	2,978	580,085
ServiceNow, Inc. (a)	2,833	305,992
		9,537,942

Specialty Retail - 2.4%
Home Depot, Inc.	4,755	1,810,323
Lowe's Cos., Inc.	2,619	692,909
Ross Stores, Inc.	1,715	352,673
TJX Cos., Inc.	4,723	763,520
		3,619,425

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc. (b)	29,291	7,738,096
Hewlett Packard Enterprise Co.	17,211	369,520
HP, Inc.	10,946	207,865
		8,315,481

Telecommunication Services - 1.8%
T-Mobile US, Inc.	5,423	1,177,279
Verizon Communications, Inc.	31,314	1,570,084
		2,747,363

Textiles, Apparel & Luxury Goods - 0.3%
Nike, Inc. - Class B	7,782	483,885

Tobacco - 1.1%
Altria Group, Inc.	5,902	407,474
Philip Morris International, Inc.	7,075	1,321,822
		1,729,296

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	170	142,800

Utilities - 2.6%
American Electric Power Co., Inc.	2,709	362,518
Consolidated Edison, Inc.	1,608	180,932
Dominion Energy, Inc.	4,541	286,719
Duke Energy Corp.	3,964	518,690
Exelon Corp.	5,260	260,212
NextEra Energy, Inc.	9,849	923,541
Public Service Enterprise Group, Inc.	2,272	195,551
Sempra	2,873	276,584
Southern Co.	5,540	539,485
WEC Energy Group, Inc.	1,528	178,715
Xcel Energy, Inc.	2,751	229,323
		3,952,270
TOTAL COMMON STOCKS (Cost $103,835,046)		151,923,647

REAL ESTATE INVESTMENT TRUSTS - 0.0% (c)	Shares	Value
Specialized REITs - 0.0% (c)
Millrose Properties, Inc.	1,309	41,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,494)		41,050

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (d)	1,709,247	1,709,247
TOTAL MONEY MARKET FUNDS (Cost $1,709,247)		1,709,247

TOTAL INVESTMENTS - 100.8% (Cost $105,579,787)		153,673,944
Liabilities in Excess of Other Assets - (0.8)%		(1,238,714)
TOTAL NET ASSETS - 100.0%		$152,435,230

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Equity Premium Income Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
S&P 500 Index, Expiration: 03/05/2026; Exercise Price: $7,000.00 (b)(c)	$(99,743,760)	(145)	$(50,025)
TOTAL WRITTEN OPTIONS (Premiums received $161,822)			$(50,025)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Equity Premium Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$151,923,647	$–	$–	$151,923,647
Real Estate Investment Trusts	41,050	–	–	41,050
Money Market Funds	1,709,247	–	–	1,709,247
Total Investments	$153,673,944	$–	$–	$153,673,944

Liabilities:
Investments:
Written Options	$–	$(50,025)	$–	$(50,025)
Total Investments	$–	$(50,025)	$–	$(50,025)

Refer to the Schedule of Investments for further disaggregation of investment categories.